11. Employee and Director Benefit Programs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee And Director Benefit Programs
Benefit obligation at beginning of period	$ 4,361	$ 4,174
Service cost	362	348	$ 346
Interest cost	70	68	67
Benefits paid	(227)	(229)
Benefit obligation at end of period	$ 4,566	$ 4,361	$ 4,174